Geographic Information And Major Customers (Revenues by Geographical Areas from External Customers and Long Lived Assets by Geographical Areas) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage	12.00%	16.00%	53.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage		14.00%	0.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage	10.00%	14.00%	3.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues, percentage	15.00%